STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund

May 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8%
Alabama - 1.9%
Black Belt Energy Gas District, Revenue Bonds, Ser. A	4.00	6/1/2021	10,000,000	10,283,300
Black Belt Energy Gas District, Revenue Bonds, Ser. A	4.00	7/1/2022	9,125,000	9,634,084
				19,917,384
Arizona - 2.1%
Arizona, COP, Refunding, Ser. A	5.00	10/1/2022	8,000,000	8,875,840
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp.)	5.00	6/3/2024	7,000,000	8,039,850
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2021	725,000	759,546
Maricopa County Unified School District No. 80, GO, Ser. A	5.00	7/1/2021	1,300,000	1,365,533
The Yavapai County Industrial Development Authority, Revenue Bonds (Waste Management Project) Ser. A2	2.20	6/3/2024	3,350,000	3,384,672
				22,425,441
California - 2.6%
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. B	2.25	4/1/2022	7,500,000	7,640,625
California, GO (Build America Bonds)	7.95	3/1/2036	1,586	1,436
California Health Facilities Financing Authority, Revenue Bonds, Ser. D	5.00	11/1/2022	1,100,000	1,209,989
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding, (The J Paul Getty Trust) Ser. A, 1 Month LIBOR x .7 +.33%	0.59	4/1/2022	5,000,000	[a] 4,952,000
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2023	260,000	283,985
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2022	250,000	265,755

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
California - 2.6% (continued)
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2021	240,000	248,664
San Diego County Regional Airport Authority, Revenue Bonds, Refunding	5.00	7/1/2023	2,000,000	2,232,960
San Diego County Regional Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,000,000	1,168,340
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. H	5.00	5/1/2023	8,580,000	9,466,657
				27,470,411
Colorado - 3.5%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Catholic Health) Ser. A	5.00	2/1/2021	4,555,000	[b] 4,698,437
Colorado Housing & Finance Authority, Revenue Bonds (Multi-Family Project) Ser. B2	1.35	2/1/2022	5,000,000	5,031,700
Colorado Housing & Finance Authority, Revenue Bonds (South Range Crossings Project)	1.30	1/1/2021	5,000,000	5,022,600
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; Government National Mortgage Association Collateral) Ser. K	3.88	5/1/2050	3,000,000	3,308,160
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	2,250,000	2,457,517
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2022	6,500,000	7,119,905
Rio Blanco County School District No. Re-1, GO (Insured; State Aid Withholding) Ser. B	5.00	12/1/2022	1,000,000	1,118,340
University of Colorado, Revenue Bonds, Refunding (Green Bond) Ser. C	2.00	10/15/2024	7,500,000	7,874,775
				36,631,434
Connecticut - 3.8%
Connecticut, GO, Ser. A	5.00	4/15/2023	3,075,000	3,425,089
Connecticut, Revenue Bonds, Ser. A	5.00	1/1/2021	5,000,000	5,122,850
Connecticut, Revenue Bonds, Ser. A	5.00	1/1/2022	5,000,000	5,324,250
Connecticut, Special Tax Bonds, Ser. A	4.00	5/1/2021	500,000	514,770

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Connecticut - 3.8% (continued)
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2022	400,000	431,204
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Yale University) Ser. A2	5.00	7/1/2022	11,960,000	13,115,097
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Yale University) Ser. C2	5.00	2/1/2023	5,000,000	5,615,350
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	4.00	11/15/2045	4,555,000	5,002,073
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. E-E3	1.63	11/15/2022	1,185,000	1,189,835
				39,740,518
District of Columbia - .7%
District of Columbia Water & Sewer Authority, Revenue Bonds, Ser. C	1.75	10/1/2024	7,000,000	7,120,330
Florida - 4.9%
Alachua County Health Facilities Authority, Revenue Bonds, Refunding (Shands Teaching Hospital & Clinics Obligated Group)	4.00	12/1/2023	1,100,000	1,189,782
Alachua County Health Facilities Authority, Revenue Bonds, Refunding (Shands Teaching Hospital & Clinics Obligated Group)	5.00	12/1/2024	1,900,000	2,170,826
Broward County Airport System, Revenue Bonds, Ser. A	5.00	10/1/2024	1,250,000	1,432,238
Broward County Airport System, Revenue Bonds, Ser. A	5.00	10/1/2023	1,250,000	1,394,650
Broward County Airport System, Revenue Bonds, Ser. A	5.00	10/1/2022	1,250,000	1,353,900
Florida Development Finance Corp., Revenue Bonds (Virgin Trains U.S.A. Florida)	0.62	6/18/2020	10,750,000	10,747,957
Florida Housing Finance Corp., Revenue Bonds, Ser. A	1.25	2/1/2022	1,500,000	1,513,575
Florida Lottery, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2021	10,000,000	10,524,600
Hillsborough County School Board, COP, Refunding	5.00	7/1/2021	7,000,000	7,328,090
Lake County School Board, COP, Refunding, Ser. B	5.00	6/1/2027	1,620,000	1,760,535

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Florida - 4.9% (continued)
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2022	2,500,000	[b] 2,759,100
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2021	3,890,000	4,135,809
Palm Beach County Airport System, Revenue Bonds, Refunding	5.00	10/1/2022	710,000	770,726
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	4.00	11/15/2020	2,000,000	2,009,880
Palm Beach County School Board, COP, Refunding, Ser. A	5.00	8/1/2022	1,875,000	2,067,375
				51,159,043
Georgia - 3.1%
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	1,000,000	1,133,250
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2023	1,500,000	1,647,660
Coweta County Development Authority, Revenue Bonds (Piedmont Healthcare Project)	5.00	6/15/2045	5,000,000	5,008,600
Fayette County Hospital Authority, Revenue Bonds, Refunding (Piedmont Healthcare Obligated Group)	5.00	7/1/2024	2,000,000	2,298,380
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2022	1,000,000	1,055,370
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2021	700,000	719,446
Main Street Natural Gas, Revenue Bonds, Ser. B	4.00	12/2/2024	2,600,000	2,899,442
The Burke County Development Authority, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.35	12/11/2020	5,000,000	5,024,300
The Burke County Development Authority, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.25	5/25/2023	8,000,000	8,187,440
The Burke County Development Authority, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.25	5/25/2023	5,000,000	5,117,150
				33,091,038

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Hawaii - 1.1%
Honolulu City & County, GO (Honolulu Rail Transit Project) Ser. E	5.00	9/1/2023	5,000,000		5,645,350
Honolulu City & County, GO (Honolulu Rail Transit Project) Ser. E	5.00	9/1/2023	5,000,000		5,650,150
				11,295,500
Idaho - .2%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group) (LOC; U.S. Bank NA) Ser. C	0.06	3/1/2048	2,000,000	[c]	2,000,000
Illinois - 7.7%
Chicago Board of Education, GO, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.25	12/1/2020	1,175,000		1,202,025
Chicago Board of Education, GO, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.25	12/1/2020	1,275,000		1,304,325
Chicago II, GO, Refunding, Ser. A	3.00	1/1/2022	710,000		701,885
Chicago II, GO, Refunding, Ser. A	3.00	1/1/2024	850,000		824,704
Chicago II, GO, Refunding, Ser. A	3.00	1/1/2023	730,000		715,247
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2025	5,000,000		5,211,800
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2023	500,000		514,255
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2024	500,000		518,300
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	3,440,000		3,612,998
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	3,000,000		3,150,870
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2026	1,000,000		1,077,720
Cook County II, GO, Refunding	5.00	11/15/2020	890,000		900,021
Illinois, GO, Refunding, Ser. A	5.00	10/1/2020	3,000,000		3,014,910
Illinois, GO, Ser. D	5.00	11/1/2021	5,000,000		5,067,200
Illinois, GO, Ser. D	5.00	11/1/2020	17,000,000		17,102,340
Illinois, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.)	5.75	6/15/2020	1,615,000		1,616,437
Illinois Finance Authority, Revenue Bonds (Northwestern Memorial Healthcare Obligated Group) Ser. B	5.00	12/15/2022	10,680,000		11,765,195

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Illinois - 7.7% (continued)
Illinois Finance Authority, Revenue Bonds (University of Chicago Medical Center Group) (LOC; PNC Bank NA) Ser. D1	0.06	8/1/2043	300,000	[d]	300,000
Illinois Finance Authority, Revenue Bonds, Refunding (Advocate Health Care Network Obligated Group)	5.00	8/1/2024	10,000,000	[b]	11,888,500
Illinois Housing Development Authority, Revenue Bonds (Century Woods) (Insured; Government National Mortgage Association Collateral)	1.90	10/1/2021	5,000,000		5,085,250
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2022	5,000,000		5,374,600
				80,948,582
Indiana - 1.5%
Center Grove Multi-Facility School Building Corp., BAN	2.50	12/15/2020	2,200,000		2,202,662
Hammond Multi-School Building Corp., Revenue Bonds, Refunding	4.00	1/15/2021	660,000		673,603
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A4	0.16	12/1/2039	300,000	[d]	300,000
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A5	0.15	10/1/2040	200,000	[d]	200,000
Indiana Finance Authority, Revenue Bonds, Refunding (Indiana University Health Obligated Group) Ser. C	5.00	12/1/2022	3,500,000		3,874,325
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) (LOC; Wells Fargo Bank NA) Ser. D	0.06	11/1/2039	1,900,000	[d]	1,900,000
Whiting, Revenue Bonds (BP Products North America)	5.00	11/1/2022	6,000,000		6,400,020
				15,550,610
Kansas - .6%
Johnson County Unified School District No. 512, GO, Refunding, Ser. A	2.25	10/1/2023	4,790,000		4,821,470
Lenexa, GO, Ser. B	1.63	9/1/2021	1,000,000		1,002,380
				5,823,850

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Kentucky - 4.7%
Carroll County, Revenue Bonds, Refunding (Kentucky Utilities Co.)	1.20	6/1/2021	6,000,000	5,962,200
Kentucky Property & Building Commission, Revenue Bonds (Project No. 122) Ser. A	5.00	11/1/2023	1,250,000	1,405,038
Kentucky Property & Building Commission, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2021	13,000,000	13,728,130
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	1,000,000	1,091,180
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	1,500,000	1,606,365
Kentucky Rural Water Finance Corp., Revenue Bonds, Refunding (Public Construction Project)	1.45	6/1/2021	10,000,000	10,050,100
Louisville & Jefferson County Metropolitan Government, Revenue Bonds, Refunding (Louisville Gas & Electric Co.)	1.85	4/1/2021	13,500,000	13,623,795
Louisville & Jefferson County Metropolitan Government, Revenue Bonds, Refunding (Louisville Gas & Electric Co.)	2.55	5/3/2021	1,500,000	1,524,270
				48,991,078
Maine - .4%
Maine Housing Authority, Revenue Bonds, Ser. F	4.25	11/15/2048	3,850,000	4,248,436
Maryland - 1.7%
Harford County, GO, Refunding, Ser. B	5.00	7/1/2023	6,125,000	7,025,191
Maryland, GO, Refunding, Ser. B	5.00	8/1/2022	10,000,000	11,046,700
				18,071,891
Massachusetts - 3.3%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System) Ser. S5, 1 Month MUNIPSA +.42%	0.56	1/27/2022	5,500,000	[a] 5,454,075
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2021	575,000	592,463
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2022	550,000	579,442
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding	5.00	7/1/2022	3,000,000	3,194,010

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Massachusetts - 3.3% (continued)
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2020	375,000		375,660
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2021	1,000,000		1,023,610
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2022	2,000,000		2,129,340
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2021	1,150,000		1,189,399
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (University of Massachusetts) Ser. A	1.85	4/1/2022	5,000,000		5,133,900
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (Northeastern University) Ser. A	5.00	10/1/2029	5,000,000		5,065,750
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2023	350,000		385,172
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2022	500,000		535,200
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2024	500,000		563,810
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	5,000,000		5,546,300
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding	3.90	8/1/2023	2,600,000	[e]	2,605,616
				34,373,747
Michigan - 1.0%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2021	500,000		523,655
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2021	1,000,000		1,047,310
Michigan Housing Development Authority, Revenue Bonds, Ser. A1	1.50	10/1/2022	1,000,000		1,001,350

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Michigan - 1.0% (continued)
Michigan Strategic Fund, Revenue Bonds (Consumers Energy Co.)	1.80	10/1/2024	6,650,000		6,899,375
Michigan Strategic Fund, Revenue Bonds, Refunding, Ser. CC	1.45	9/1/2021	1,000,000		1,006,300
				10,477,990
Minnesota - 1.5%
Minneapolis, Revenue Bonds, Refunding (Fairview Health Services Obligated Group) (LOC; Wells Fargo Bank NA) Ser. C	0.06	11/15/2048	480,000	[c]	480,000
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2023	6,340,000		6,919,983
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA/FNMA/FHLMC) Ser. B	3.50	7/1/2050	1,500,000		1,631,280
Rochester, Revenue Bonds, Refunding (Mayo Clinic) Ser. C	4.50	11/15/2021	5,110,000		5,361,974
Rochester Independent School District No. 535, COP, Ser. B	5.00	2/1/2022	1,560,000		1,682,413
				16,075,650
Mississippi - .5%
Mississippi, GO, Refunding, Ser. B, 1 Month LIBOR x.67 +.33%	0.58	9/1/2020	4,960,000	[a]	4,946,112
Missouri - .8%
Missouri Board of Public Buildings, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2026	2,000,000		2,159,280
Missouri Development Finance Board, Revenue Bonds, Refunding (The Nelson Gallery Foundation) Ser. A	3.00	12/1/2022	3,540,000		3,770,879
Missouri Housing Development Commission, Revenue Bonds (Insured; GNMA/FNMA/FHLMC) Ser. A	3.50	11/1/2050	2,500,000		2,719,000
				8,649,159
Montana - .2%
Montana Board of Investments, Revenue Bonds, Refunding	1.00	3/1/2028	2,000,000	[c]	2,002,520
Nebraska - .5%
Nebraska Investment Finance Authority, Revenue Bonds, Refunding (Insured; GNMA/FNMA/FHLMC) Ser. E	3.75	9/1/2049	4,680,000		5,044,572
Nevada - 2.6%
Clark County Department of Aviation, Revenue Bonds, Refunding, Ser. A1	5.00	7/1/2020	3,010,000		3,019,271

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Nevada - 2.6% (continued)
Clark County School District, GO, Refunding, Ser. A	5.00	6/15/2022	8,220,000	8,921,906
Clark County School District, GO, Refunding, Ser. D	5.00	6/15/2021	3,000,000	3,135,180
Las Vegas Valley Water District, GO, Refunding, Ser. C	5.00	6/1/2022	4,000,000	4,190,360
Washoe County, Revenue Bonds, Refunding (Sierra Pacific Power Co.)	2.05	4/15/2022	7,500,000	7,627,275
				26,893,992
New Hampshire - .9%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Emerald Renewable Diesel)	2.00	8/31/2020	3,000,000	[f] 3,006,750
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Waste Management) Ser. A3	2.15	7/1/2024	4,000,000	4,032,320
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Waste Management) Ser. A4	2.15	7/1/2024	2,000,000	2,016,160
				9,055,230
New Jersey - 3.7%
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2023	1,500,000	1,603,695
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2021	1,000,000	1,037,720
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2024	1,750,000	1,855,385
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding (Insured; American Municipal Bond Assurance Corp.) Ser. B	5.25	12/15/2022	5,000,000	5,216,550
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2022	10,000,000	10,459,600
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2021	3,400,000	3,481,804
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.25	12/15/2021	10,000,000	10,274,500

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
New Jersey - 3.7% (continued)
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2021	5,000,000		5,185,200
				39,114,454
New Mexico - 1.4%
New Mexico Finance Authority, Revenue Bonds, Ser. C	5.00	6/1/2022	4,200,000		4,400,718
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Refunding, Ser. A	4.00	5/1/2022	1,000,000		1,061,050
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2021	1,210,000		1,265,842
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Refunding, Ser. A	4.00	5/1/2021	1,200,000		1,236,120
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2025	5,500,000		6,405,575
				14,369,305
New York - 11.8%
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/15/2023	1,225,000		1,378,676
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/15/2022	875,000		955,823
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/15/2021	840,000		891,752
Long Island Power Authority, Revenue Bonds, Ser. B	1.65	9/1/2024	7,000,000		6,996,710
Metropolitan Transportation Authority, BAN, Ser. A	5.00	3/1/2022	10,000,000		10,415,700
Metropolitan Transportation Authority, BAN, Ser. A1	5.00	2/1/2023	10,000,000		10,352,100
Metropolitan Transportation Authority, BAN, Ser. D1	5.00	9/1/2022	10,000,000		10,272,900
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond)	5.00	5/15/2024	2,200,000		2,305,490
New York City, GO (LOC; Bank of America NA) Ser. L3	0.07	4/1/2036	1,300,000	[d]	1,300,000
New York City, GO (LOC; Mizuho Bank) Ser. G6	0.08	4/1/2042	600,000	[d]	600,000
New York City, GO, Ser. D3	5.00	2/1/2024	5,000,000		5,657,700
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.00	7/1/2023	4,100,000		4,659,117
New York City Housing Development Corp., Revenue Bonds, Ser. C2	1.70	7/1/2021	10,000,000		10,013,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
New York - 11.8% (continued)
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; National Public Finance Guarantee Corp.)	2.39	3/1/2023	2,000,000	[e]	1,980,120
New York City Transitional Finance Authority, Revenue Bonds (Build America Bonds)	4.44	8/1/2021	8,870,000		9,169,096
New York City Transitional Finance Authority, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank) Ser. E4	0.07	2/1/2045	2,500,000	[c]	2,500,000
New York City Transitional Finance Authority, Revenue Bonds (SPA; State Street Bank & Trust Co.) Ser. A6	0.07	8/1/2039	1,700,000	[c]	1,700,000
New York City Water & Sewer System, Revenue Bonds, Refunding (Liquidity Agreement; Landesbank Hessen-Thuringen Girozentrale) Ser. BB2	0.07	6/15/2039	1,600,000	[d]	1,600,000
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. B4	0.07	6/15/2045	1,000,000	[c]	1,000,000
New York State Dormitory Authority, Revenue Bonds, Refunding (Rochester Institute of Technology) Ser. 2020A	5.00	7/1/2021	1,000,000		1,045,760
New York State Dormitory Authority, Revenue Bonds, Refunding (Rochester Institute of Technology) Ser. 2020A	5.00	7/1/2023	1,000,000		1,124,580
New York State Housing Finance Agency, Revenue Bonds (Green Bond) (Insured; SONYMA/GNMA/FNMA/FHLMC) Ser. K	1.50	5/1/2021	5,000,000		5,045,050
New York State Housing Finance Agency, Revenue Bonds (Green Bond) Ser. A	1.60	11/1/2024	5,000,000		5,045,450
New York State Housing Finance Agency, Revenue Bonds (Green Bond) Ser. I	2.55	11/1/2022	2,000,000		2,088,960
New York State Housing Finance Agency, Revenue Bonds (Green Bond) Ser. I	2.65	5/1/2023	2,000,000		2,111,120
New York State Housing Finance Agency, Revenue Bonds (Insured; SONYMA/FNMA/FHLMC) Ser. N	1.50	11/1/2023	1,000,000		1,009,220

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
New York - 11.8% (continued)
New York State Housing Finance Agency, Revenue Bonds (Insured; SONYMA/FNMA/FHLMC) Ser. O	1.45	5/1/2023	1,500,000		1,510,650
New York State Housing Finance Agency, Revenue Bonds, Ser. J	2.50	5/1/2022	1,500,000		1,501,410
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 186th	3.95	4/1/2025	4,880,000		5,346,040
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 191th	3.00	10/1/2024	1,000,000		1,075,790
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2028	1,620,000		1,831,831
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2027	1,425,000		1,614,753
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2026	1,625,000		1,845,496
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. D, 1 Month SOFR x.67 +.50%	0.54	10/1/2020	5,000,000	[a]	4,992,900
Yonkers, BAN, Ser. C	2.00	9/18/2020	3,675,000		3,682,791
				124,620,585
North Carolina - .1%
North Carolina Eastern Municipal Power Agency, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. B	6.00	1/1/2022	1,250,000		1,362,050
Ohio - 2.9%
Allen County Hospital Facilities, Revenue Bonds (Mercy Health Project) Ser. B	5.00	5/5/2022	3,000,000		3,242,610
American Municipal Power, Revenue Bonds (Combined Hydroelectric Project) Ser. A	2.25	8/15/2021	2,500,000		2,522,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Ohio - 2.9% (continued)
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B1	1.85	6/1/2029	8,000,000	8,000,000
Miami University, Revenue Bonds, Refunding	5.00	9/1/2022	1,590,000	1,684,223
Ohio, Revenue Bonds, Refunding (Cleveland Clinic Health System Obligated Group) Ser. A	5.00	1/1/2024	1,650,000	1,897,434
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (Cleveland Clinic Health System Obligated Group)	5.00	1/1/2025	5,000,000	5,326,500
Ohio Housing Finance Agency, Revenue Bonds (Neilan Park Apartments)	1.75	6/1/2021	3,150,000	3,186,823
Ohio Housing Finance Agency, Revenue Bonds (RAD East Project)	2.45	5/1/2021	5,020,000	5,106,344
				30,966,634
Oklahoma - .5%
Tulsa, GO	5.00	3/1/2023	5,000,000	5,641,050
Oregon - .9%
Gilliam County, Revenue Bonds (Waste Management) Ser. A	2.40	5/2/2022	2,375,000	2,406,208
Gilliam County, Revenue Bonds (Waste Management) Ser. A	2.40	5/2/2022	2,500,000	2,514,000
Oregon Housing & Community Services Department, Revenue Bonds, Ser. D	4.75	1/1/2050	3,915,000	4,372,624
				9,292,832
Pennsylvania - 5.6%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (University of Pittsburgh Medical Center Obligated Group) Ser. A	5.00	7/15/2023	2,200,000	2,465,694
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (University of Pittsburgh Medical Center Obligated Group) Ser. A	5.00	7/15/2022	1,500,000	1,626,480
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2022	3,000,000	3,232,200
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (AICUP Financing Program Gwynedd Mercy University Project)	4.00	5/1/2022	985,000	1,012,245

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Pennsylvania - 5.6% (continued)
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Gwynedd Mercy University Project)	3.00	5/1/2021	1,080,000		1,095,628
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	5.00	9/1/2023	500,000		548,355
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	5.00	9/1/2022	600,000		642,108
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Bridges Finco LP-P3 Project)	5.00	6/30/2020	2,640,000		2,645,993
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	1.75	8/1/2024	5,000,000		4,964,100
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	2.15	7/1/2024	4,500,000		4,538,655
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	1.70	8/3/2020	3,000,000		3,001,110
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Shippensburg University of Pennsylvania)	6.00	10/1/2021	2,000,000	[b]	2,147,900
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	4.00	11/1/2024	500,000		542,675
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	4.00	11/1/2022	225,000		236,097
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	4.00	11/1/2021	200,000		205,762

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Pennsylvania - 5.6% (continued)
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C, 1 Month LIBOR x.7 +.64%	0.95	12/1/2020	2,500,000	[a] 2,487,875
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2023	1,100,000	1,244,628
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2020	500,000	505,230
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. 2020	5.00	9/1/2022	6,500,000	7,101,705
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. 2020	5.00	9/1/2021	5,000,000	5,259,600
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. C	5.00	9/1/2021	1,500,000	1,516,725
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. D	5.00	9/1/2020	6,000,000	6,062,760
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2023	5,000,000	5,657,400
				58,740,925
South Carolina - .7%
Patriots Energy Group Financing Agency, Revenue Bonds, Ser. A	4.00	2/1/2024	5,000,000	5,446,350
Renewable Water Resources, Revenue Bonds, Refunding	5.00	1/1/2023	1,865,000	2,006,535
				7,452,885
Tennessee - .3%
Greeneville Health & Educational Facilities Board, Revenue Bonds, Refunding (Ballad Health Obligated Group)	5.00	7/1/2020	2,000,000	2,006,220
Knox County Health Educational & Housing Facility Board, Revenue Bonds (Clear Springs Apartments Project)	1.80	5/1/2021	1,000,000	1,011,290
				3,017,510
Texas - 12.2%
Alamo Heights Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	3.00	2/1/2021	1,500,000	1,523,310

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Texas - 12.2% (continued)
Austin Airport System, Revenue Bonds, Refunding	5.00	11/15/2021	2,500,000		2,670,575
Austin Airport System, Revenue Bonds, Refunding	5.00	11/15/2020	2,500,000		2,553,700
Austin Airport System, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2024	600,000		686,202
Central Texas Regional Mobility Authority, BAN	4.00	1/1/2022	4,000,000		4,067,800
Corpus Christi, GO	5.00	3/1/2027	2,365,000		2,447,349
Dallas Housing Finance Corp., Revenue Bonds	1.51	7/1/2023	2,000,000		2,042,440
Dallas Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B5	5.00	2/15/2021	3,000,000		3,091,320
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	1.95	8/1/2022	1,000,000		1,022,170
Georgetown Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.75	8/1/2022	5,000,000		5,221,600
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	1.59	10/1/2022	2,625,000		2,632,849
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/15/2022	6,500,000		6,993,415
Houston Combined Utility System, Revenue Bonds, Refunding, Ser. C, 1 Month LIBOR x.7 +.36%	0.48	8/1/2021	5,000,000	[a]	4,931,250
Houston Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A2	2.25	6/1/2022	3,500,000		3,599,470
Lewisville Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2021	12,700,000		13,441,426
Mansfield Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.50	8/1/2021	3,500,000		3,574,935
Matagorda County Navigation District No. 1, Revenue Bonds, Refunding	1.75	9/1/2020	5,000,000		5,013,400
New Caney Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	3.00	8/15/2021	6,000,000		6,168,600
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2023	2,500,000		2,762,275

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Texas - 12.2% (continued)
Northside Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.00	6/1/2021	5,000,000	5,067,000
Pasadena Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	1.50	8/15/2024	4,000,000	4,132,720
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	2.25	8/15/2022	3,450,000	3,581,652
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.50	8/15/2023	9,725,000	10,294,301
Round Rock Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	1.50	8/1/2021	6,770,000	6,778,462
San Antonio Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	1,230,000	1,352,816
San Antonio Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	1,000,000	1,101,440
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding	1.75	12/1/2025	2,500,000	2,556,100
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. 2019	2.75	12/1/2022	2,250,000	2,364,908
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. B	2.00	12/1/2021	5,000,000	5,079,050
Travis County, GO, Refunding	5.00	3/1/2023	1,100,000	1,193,984
University of Houston, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2022	10,000,000	10,788,700
				128,735,219
U.S. Related - .3%
Antonio B Won International Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2023	825,000	825,215
Antonio B Won International Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2022	1,000,000	1,005,100
Puerto Rico Highways & Transportation Authority, TRAN, Ser. K	5.00	7/1/2017	2,885,000	[g] 1,327,100
				3,157,415
Virginia - 2.2%
Charles City County Economic Development Authority, Revenue Bonds (Waste Management)	2.40	5/2/2022	1,750,000	1,772,995

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Virginia - 2.2% (continued)
Fairfax County Industrial Development Authority, Revenue Bonds, Refunding (Inova Health System Obligated Group) Ser. B1	5.00	5/15/2021	3,900,000	4,039,191
Gloucester County Economic Development Authority, Revenue Bonds (Waste Management) Ser. A	2.40	5/2/2022	1,500,000	1,519,710
King George County Economic Development Authority, Revenue Bonds (Waste Management) Ser. A	2.50	6/1/2023	2,000,000	[c] 2,041,840
Peninsula Ports Authority, Revenue Bonds, Refunding (Dominion Terminal Associates Project) Ser. R	1.70	10/1/2022	4,500,000	4,533,480
Sussex County Industrial Development Authority, Revenue Bonds (Waste Management) Ser. A	2.40	5/2/2022	1,750,000	1,772,995
Westmoreland County Industrial Development Authority, Revenue Bonds (Westmoreland County)	2.00	6/1/2022	7,500,000	7,693,425
				23,373,636
Washington - 2.8%
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2025	3,000,000	3,151,080
University of Washington, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	2,260,000	2,481,254
University of Washington, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2023	1,480,000	1,629,761
University of Washington, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2024	1,700,000	1,944,919
University of Washington, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2022	1,500,000	1,576,920
University of Washington, Revenue Bonds, Ser. A	5.00	5/1/2022	7,575,000	8,076,919
Vancouver Housing Authority, Revenue Bonds (Anthem Park & Columbia Housing Project)	2.00	6/1/2023	5,000,000	5,155,900
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2024	1,500,000	1,717,050
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2023	1,500,000	1,654,905
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2022	1,110,000	1,175,290
Whatcom County School District No. 502, GO (Insured; School Board Guaranty)	3.00	12/1/2023	1,015,000	1,109,842
				29,673,840

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
West Virginia - .2%
West Virginia Economic Development Authority, Revenue Bonds (Appalachian Power Company Amos Project) Ser. A	1.70	9/1/2020	2,500,000		2,501,750
Wisconsin - 1.4%
Howard, NAN	4.00	12/1/2022	5,000,000		5,269,700
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Medical College of Wisconsin) (LOC; U.S. Bank NA) Ser. B	0.06	12/1/2033	4,000,000	[d]	4,000,000
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. B5	5.00	12/3/2024	5,000,000		5,872,300
				15,142,000
Total Long-Term Municipal Investments (cost $1,031,075,804)			1,039,166,608

Short-Term Municipal Investments - 2.1%
California - .0%
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2020	335,000		335,000
Colorado - .0%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (LOC; Northern Trust Company) Ser. F2	0.07	7/1/2041	300,000	[c]	300,000
Indiana - .0%
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) (LOC; Wells Fargo Bank NA) Ser. B	0.06	11/1/2039	300,000	[d]	300,000
Massachusetts - .2%
Medford, BAN	2.50	6/19/2020	1,585,000		1,586,617
Missouri - .0%
The St. Louis Missouri Industrial Development Authority, Revenue Bonds (Mid-America Transplant Services Project) (LOC; BMO Harris Bank NA)	0.08	1/1/2039	200,000	[c]	200,000
New Jersey - .5%
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2020	5,100,000		5,103,468

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Municipal Investments - 2.1% (continued)
New York - 1.2%
New York City, GO (SPA; Bank of America NA) Ser. L5	0.07	4/1/2035	900,000	[d]	900,000
New York City Water & Sewer System, Revenue Bonds (LOC; Citibank NA) Ser. F2	0.07	6/15/2035	3,120,000	[c]	3,120,000
New York City Water & Sewer System, Revenue Bonds, Refunding (Liquidity Agreement; JPMorgan Chase Bank) Ser. AA2	0.07	6/15/2050	4,000,000	[c]	4,000,000
New York City Water & Sewer System, Revenue Bonds, Refunding (Liquidity Agreement; U.S. Bank NA) Ser. B1	0.07	6/15/2045	4,700,000	[c]	4,700,000
				12,720,000
Pennsylvania - .1%
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	3.00	11/1/2020	400,000		401,340
Tennessee - .1%
Montgomery County Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.09	2/1/2036	1,095,000	[c]	1,095,000
Total Short-Term Municipal Investments (cost $22,043,738)			22,041,425
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 1.0%
U.S. Government Securities
U.S. Treasury Bills (cost $9,997,267)	0.12	8/20/2020	10,000,000	[h]	9,996,806
Total Investments (cost $1,063,116,809)			101.9%	1,071,204,839
Liabilities, Less Cash and Receivables			(1.9%)	(19,865,498)
Net Assets			100.0%	1,051,339,341

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Variable rate security—rate shown is the interest rate in effect at period end.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

d Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, these securities were valued at $3,006,750 or .29% of net assets.

g Non-income producing—security in default.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

h Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Investments in Securities: †
Municipal Securities	−	1,061,208,033	−	1,061,208,033
U.S. Treasury Securities	−	9,996,806	−	9,996,806

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2020, accumulated net unrealized appreciation on investments was $8,088,030, consisting of $12,530,698 gross unrealized appreciation and $4,442,668 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.